Other payables - Evolution derivative financial instruments (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial instruments [Line items]
Closing balance at 31 December	€ 654
Consolidated entity
Disclosure of financial instruments [Line items]
New contracts	338
Financial instruments at fair value adjustments	316
Closing balance at 31 December	€ 654